15. INCOME TAXES (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Deferred tax assets
Federal and state net operating loss carryforwards	$ 3,518,981	$ 1,608,834
Derivatives	20,257	57,186
Stock-based compensation	774,793	322,622
Asset retirement obligations	536,805	757,072
Total deferred tax assets	4,851,907	2,745,714
Deferred tax liabilities:
Oil and natural gas properties and other equipment	(19,590,901)	(17,673,862)
Goodwill	(343,784)	(344,360)
Total deferred tax liabilities	(19,934,685)	(18,018,222)
Total net deferred tax liability	$ (15,082,778)	$ (15,272,508)